Simple agreements for future equity (Details) - Exascale Labs Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Balance at beginning	$ 18,243,885	$ 9,321,564	$ 9,321,564	$ 526,046
Issuance of simple agreements for future equity	3,500,000	4,275,000	4,307,500	5,685,000
Change in fair value	5,098,320	3,716,052	4,614,821	3,110,518
Balance at ending	$ 26,842,205	$ 17,312,616	$ 18,243,885	$ 9,321,564